Shareholder Report, Holdings (Details)	Dec. 31, 2024
Emerging Markets Growth Fund - Class M | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.36%
Emerging Markets Growth Fund - Class M | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.71%
Emerging Markets Growth Fund - Class M | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Emerging Markets Growth Fund - Class M | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Emerging Markets Growth Fund - Class M | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
Emerging Markets Growth Fund - Class M | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
Emerging Markets Growth Fund - Class M | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Emerging Markets Growth Fund - Class M | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Emerging Markets Growth Fund - Class M | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Emerging Markets Growth Fund - Class M | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Emerging Markets Growth Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.36%
Emerging Markets Growth Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.71%
Emerging Markets Growth Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Emerging Markets Growth Fund - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Emerging Markets Growth Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
Emerging Markets Growth Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
Emerging Markets Growth Fund - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Emerging Markets Growth Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Emerging Markets Growth Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Emerging Markets Growth Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Emerging Markets Growth Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.36%
Emerging Markets Growth Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.71%
Emerging Markets Growth Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Emerging Markets Growth Fund - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Emerging Markets Growth Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
Emerging Markets Growth Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
Emerging Markets Growth Fund - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Emerging Markets Growth Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Emerging Markets Growth Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Emerging Markets Growth Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%